Stock-based Compensation Plans - Schedule of Additional Stock Option Information (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Stock options exercised:
Cash received for exercise price	CAD 40	CAD 28
Intrinsic value realized by employees	15	15
Fair value of options that vested	2	3
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expense recognized	CAD 3	CAD 2